Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Entity Central Index Key	0000774013
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000011316 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	MANKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.69%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	0.67%	2.35%	1.16%	2.63%
Bloomberg Municipal Bond Index	1.46	1.05	0.99	2.25
Customized Reference Benchmark	1.45	1.39	1.13	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,165,875,868
Holdings Count | Holding	346
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,165,875,868
Number of Portfolio Holdings	346
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	20.9%
Utilities	16.9%
State	13.8%
Education	9.8%
Housing	5.2%
Tobacco	3.2%
Corporate	2.1%
Health	1.5%
Commercial Services & Supplies	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.4%
AA/Aa	58.4%
A	12.3%
BBB/Baa	5.8%
BB/Ba	0.8%
B	0.7%
N/R(d)	9.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038358 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	MENKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.94%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	0.54%	2.10%	0.93%	2.38%
Investor A Shares (with sales charge)	(3.73)	(2.24)	0.06	1.94
Bloomberg Municipal Bond Index	1.46	1.05	0.99	2.25
Customized Reference Benchmark	1.45	1.39	1.13	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,165,875,868
Holdings Count | Holding	346
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,165,875,868
Number of Portfolio Holdings	346
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	20.9%
Utilities	16.9%
State	13.8%
Education	9.8%
Housing	5.2%
Tobacco	3.2%
Corporate	2.1%
Health	1.5%
Commercial Services & Supplies	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.4%
AA/Aa	58.4%
A	12.3%
BBB/Baa	5.8%
BB/Ba	0.8%
B	0.7%
N/R(d)	9.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000011313 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Investor A1 Shares
Trading Symbol	MDNKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$40	0.79%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A1 Shares	0.62%	2.26%	1.08%	2.53%
Bloomberg Municipal Bond Index	1.46	1.05	0.99	2.25
Customized Reference Benchmark	1.45	1.39	1.13	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,165,875,868
Holdings Count | Holding	346
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,165,875,868
Number of Portfolio Holdings	346
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	20.9%
Utilities	16.9%
State	13.8%
Education	9.8%
Housing	5.2%
Tobacco	3.2%
Corporate	2.1%
Health	1.5%
Commercial Services & Supplies	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.4%
AA/Aa	58.4%
A	12.3%
BBB/Baa	5.8%
BB/Ba	0.8%
B	0.7%
N/R(d)	9.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038359 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	MFNKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$85	1.69%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	0.16%	1.24%	0.16%	1.77%
Investor C Shares (with sales charge)	(0.83)	0.25	0.16	1.77
Bloomberg Municipal Bond Index	1.46	1.05	0.99	2.25
Customized Reference Benchmark	1.45	1.39	1.13	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,165,875,868
Holdings Count | Holding	346
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,165,875,868
Number of Portfolio Holdings	346
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	20.9%
Utilities	16.9%
State	13.8%
Education	9.8%
Housing	5.2%
Tobacco	3.2%
Corporate	2.1%
Health	1.5%
Commercial Services & Supplies	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.4%
AA/Aa	58.4%
A	12.3%
BBB/Baa	5.8%
BB/Ba	0.8%
B	0.7%
N/R(d)	9.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000199771 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Class K Shares
Trading Symbol	MKNKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.64%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	0.69%	2.40%	1.21%	2.67%
Bloomberg Municipal Bond Index	1.46	1.05	0.99	2.25
Customized Reference Benchmark	1.45	1.39	1.13	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,165,875,868
Holdings Count | Holding	346
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,165,875,868
Number of Portfolio Holdings	346
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	20.9%
Utilities	16.9%
State	13.8%
Education	9.8%
Housing	5.2%
Tobacco	3.2%
Corporate	2.1%
Health	1.5%
Commercial Services & Supplies	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.4%
AA/Aa	58.4%
A	12.3%
BBB/Baa	5.8%
BB/Ba	0.8%
B	0.7%
N/R(d)	9.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.